Loss per Share Level 4 (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Loss per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (60)	$ (8)	$ (17)	$ (19)	$ (45)	$ 1,685	$ (163)	$ (83)
Weighted Average Number of Shares Outstanding, Basic	47,989,000	48,121,634	48,058,114	48,109,535	48,047,340		48,050,048	48,015,685
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0	0	0	0	0	0
Weighted Average Number of Shares Outstanding, Diluted	47,989,000	48,121,634	48,058,114	48,109,535	48,047,340		48,050,048	48,015,685
Earnings Per Share, Basic	$ (1)	$ (0.17)	$ (0.35)	$ (0.39)	$ (0.94)	$ 16,850,000	$ (3.39)	$ (1.73)
Earnings Per Share, Diluted	$ (1)	$ (0.17)	$ (0.35)	$ (0.39)	$ (0.94)	$ 16,850,000	$ (3.39)	$ (1.73)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	310,836	28,288	129,409	21,436	0	0	181,869